AmSouth
    Mid Cap Fund

Q.     How did the Fund perform?

For the year ended December 31, 2001, the AmSouth Mid Cap Fund (Variable Annuity) provided a total return of -24.10%. In comparison, the performance of the Russell Midcap Growth Index(1) was -20.15% for the period.

Q.     What factors contributed to the Fund's performance?

It was a tough year to be an investor in the type of high growth, mid-cap stocks we favor. For the period as a whole, we maintained a defensive posture by keeping a below-average weighting in technology; we saw little evidence that demand was picking up on the part of businesses and consumers for technology-related products. This helped us keep ahead of our benchmark through the first nine months of the year. Unfortunately, lower technology exposure hurt us during the market's fourth-quarter rebound, and as a result, we finished the year slightly behind our index.

Coming into the fourth calendar quarter, we had built up a cash position in an attempt to protect the portfolio from volatility associated with the war against terror and bad profit news from corporate America. As we began to see signs of improvement in the economy during the fourth quarter, we invested some of that money in stocks. Toward the end of the year, we felt that the risk premium associated with the war had been reduced to the point where we could become even more invested; therefore, we put more money to work in well-positioned retailers and select technology issues.

We did have some success in the business services area, where some of our better performers included Affiliated Computer Services (4.7% of the portfolio's net assets) and Robert Half International (2.8%). We also enjoyed gains in several of our retailers, including Lowes Cos. Inc. (2.7%), and in health care holdings such as King Pharmaceuticals, Inc. (4.8%).

As of December 31, 2001, the portfolio's five largest holdings were King Pharmaceuticals (4.8%), Affiliated Computer Services (4.7%), Microchip Technology (4.5%), Apollo Group (4.2%) and Gemstar-TV Guide (3.9%)(2).

Q.     What is your outlook for 2002?

Looking ahead, we anticipate that the economy will recover in the second and third calendar quarters, and companies will begin to guide earnings forecasts higher rather than lower. After all of the cost-cutting measures and inventory liquidations that have taken place over the last 12 months, the improved economy could produce earnings growth acceleration and positive earnings surprises for many companies. These are key psychological ingredients necessary to attract some of the enormous pools of idle cash back into stocks.

Portfolio Manager

VAN SCHREIBER
CHIEF PORTFOLIO MANAGER
BENNETT LAWRENCE MANAGEMENT, LLC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Performance Overview
12/31/2000 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

       AMSOUTH MID CAP FUND  RUSSELL MID-CAP GROWTH INDEX
12/00        $10,000                   $10,000
01/01               $10,300                       $10,571
02/01                $8,770                        $8,743
03/01                $8,100                        $7,491
04/01                $8,710                        $8,740
05/01                $8,830                        $8,699
06/01                $8,650                        $8,704
07/01                $8,280                        $8,117
08/01                $7,660                        $7,528
09/01                $6,830                        $6,284
10/01                $6,910                        $6,945
11/01                $7,340                        $7,692
12/01                $7,590                        $7,985

           Returns (Inception 12/29/00)
                                                                              Average Annual Returns
                                                                              as of December 31, 2001
                                                                             1 YEAR        SINCE INCEPTION
           Mid Cap                                                           -24.10%           -23.93%
           Russell Mid-Cap Growth Index                                      -20.15%           -22.24%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH MID CAP FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE RUSSELL MIDCAP-REGISTERED TRADEMARK- GROWTH INDEX, AN UNMANAGED INDEX REPRESENTATIVE OF THE PERFORMANCE OF A BASKET OF MORE THAN 430 MID-CAP GROWTH STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 96.1%
        AEROSPACE/DEFENSE -- 4.9%
2,000   DRS Technologies, Inc. (b)..............  $   71,300
1,550   L- 3 Communications Holdings, Inc.
         (b)....................................     139,500
                                                  ----------
                                                     210,800
                                                  ----------
        COMPUTER SOFTWARE & SERVICES -- 15.6%
1,900   Affiliated Computer Services, Inc.,
         Class A (b)............................     201,647
12,150  Parametric Technology Corp. (b).........      94,892
3,550   PeopleSoft, Inc. (b)....................     142,710
7,100   Peregrine Systems, Inc. (b).............     105,293
2,800   Veritas Software Corp. (b)..............     125,524
                                                  ----------
                                                     670,066
                                                  ----------
        DATA PROCESSING & REPRODUCTION -- 3.0%
3,050   Fiserv, Inc. (b)........................     129,076
                                                  ----------
        ELECTRONIC COMPONENTS -- 10.6%
5,250   Flextronics International Ltd. (b)......     125,947
5,000   Microchip Technology, Inc. (b)..........     193,700
3,100   QLogic Corp. (b)........................     137,981
                                                  ----------
                                                     457,628
                                                  ----------
        ENTERTAINMENT -- 2.7%
4,100   MGM Mirage, Inc. (b)....................     118,367
                                                  ----------
        FINANCIAL SERVICES -- 2.9%
1,800   Affiliated Managers Group, Inc. (b).....     126,864
                                                  ----------
        HEALTH CARE -- 6.1%
3,000   Anthem, Inc. (b)........................     148,500
1,400   Laboratory Corporation of America
         Holdings (b) ..........................     113,190
                                                  ----------
                                                     261,690
                                                  ----------
        HUMAN RESOURCES -- 2.8%
4,500   Robert Half International, Inc. (b).....     120,150
                                                  ----------
        INSURANCE -- 2.6%
4,750   Willis Group Holdings Ltd. (b)..........     111,863
                                                  ----------
        MEDICAL EQUIPMENT & SUPPLIES -- 1.9%
1,150   Varian Medical Systems, Inc. (b)........      81,949
                                                  ----------
        MULTIMEDIA -- 9.0%
3,600   Adelphia Communications Corp., Class A
         (b)....................................     112,248
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
3,900   EchoStar Communications Corp., Class A
         (b)....................................  $  107,133
6,050   Gemstar -- TV Guide International, Inc.
         (b)....................................     167,585
                                                  ----------
                                                     386,966
                                                  ----------
        OIL & GAS EXPLORATION, PRODUCTION, &
        SERVICES -- 3.1%
3,900   Nabors Industries, Inc. (b).............     133,887
                                                  ----------
        PHARMACEUTICALS -- 16.3%
3,200   Abgenix, Inc. (b).......................     107,648
2,400   Enzon, Inc. (b).........................     135,071
1,550   Forest Laboratories, Inc. (b)...........     127,022
1,850   IDEC Pharmaceuticals Corp. (b)..........     127,521
4,916   King Pharmaceuticals, Inc. (b)..........     207,111
                                                  ----------
                                                     704,373
                                                  ----------
        RETAIL -- 10.4%
1,250   Best Buy Co., Inc. (b)..................      93,100
1,650   CDW Computer Centers, Inc. (b)..........      88,622
2,500   Lowe's Companies, Inc...................     116,025
8,050   Office Depot, Inc. (b)..................     149,247
                                                  ----------
                                                     446,994
                                                  ----------
        SCHOOLS & EDUCATIONAL SERVICES -- 4.2%
4,050   Apollo Group, Inc., Class A (b).........     182,291
                                                  ----------
        Total Common Stocks.....................   4,142,964
                                                  ----------
        TOTAL (COST $3,814,391) -- 96.1% (A) ...  $4,142,964
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $4,311,527.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation...............  $ 535,949
Unrealized depreciation...............   (207,376)
                                        ---------
Net unrealized appreciation...........  $ 328,573
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $3,814,391).........   $4,142,964
  Cash............................................      183,104
  Receivable from investment advisor..............          645
  Prepaid expenses and other assets...............           31
                                                     ----------
    Total Assets..................................    4,326,744
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Shareholder servicing fees....................          899
    Custody fees..................................           22
    Other.........................................       14,296
                                                     ----------
      Total Liabilities...........................       15,217
                                                     ----------
NET ASSETS:
    Capital.......................................    5,497,299
    Accumulated net realized losses from
     investment transactions......................   (1,514,345)
    Unrealized appreciation from investments......      328,573
                                                     ----------
      Net Assets..................................   $4,311,527
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      567,792
                                                     ==========
    Net Asset Value...............................   $     7.59
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Dividend income.................................    $         5,504
                                                      ---------------
    Total income..................................              5,504
                                                      ---------------
EXPENSES:
    Investment advisory fees......................             39,138
    Administration fees...........................              8,697
    Shareholder servicing fees....................             10,872
    Accounting fees...............................              3,548
    Audit fees....................................             11,197
    Custodian fees................................                261
    Legal fees....................................             16,663
    Transfer agent fees...........................             10,000
    Other fees....................................              3,772
                                                      ---------------
      Total expenses before fee
      reductions/reimbursements...................            104,148
    Expenses reduced/reimbursed by Investment
     Advisor......................................            (32,285)
    Expenses reduced by Administrator.............             (8,697)
    Expenses reduced by Transfer Agent............             (9,348)
                                                      ---------------
    Net expenses..................................             53,818
                                                      ---------------
Net Investment Loss...............................            (48,314)
                                                      ---------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investment
   transactions...................................         (1,514,345)
  Change in unrealized appreciation/depreciation
   from investments...............................            328,573
                                                      ---------------
    Net realized/unrealized losses from
     investments..................................         (1,185,772)
                                                      ---------------
    Change in net assets resulting from
     operations...................................    $    (1,234,086)
                                                      ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED            PERIOD ENDED
                                                  DECEMBER 31,           DECEMBER 31,
                                                      2001                 2000 (A)
                                          -----------------------------  -------------
OPERATIONS:
  Net investment loss...................           $   (48,314)           $     (512)
  Net realized losses from investment
   transactions.........................            (1,514,345)              --
  Change in unrealized
   appreciation/depreciation from
   investments..........................               328,573               --
                                                   -----------            ----------
  Change in net assets resulting from
   operations...........................            (1,234,086)                 (512)
                                                   -----------            ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........               546,933             5,000,010
  Cost of shares redeemed...............                  (818)              --
                                                   -----------            ----------
  Change in net assets from capital
   share transactions...................               546,115             5,000,010
                                                   -----------            ----------
  Change in net assets..................              (687,971)            4,999,498
NET ASSETS:
  Beginning of period...................             4,999,498               --
                                                   -----------            ----------
  End of period.........................           $ 4,311,527            $4,999,498
                                                   ===========            ==========
SHARE TRANSACTIONS:
  Issued................................                67,894               500,001
  Redeemed..............................                  (103)              --
                                                   -----------            ----------
  Change in shares......................                67,791               500,001
                                                   ===========            ==========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                            YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               2001          2000 (A)
                                          ---------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $10.00          $10.00
                                              ------          ------
OPERATIONS:
Net investment loss.....................       (0.09)         --
Net realized/unrealized losses from
 investments............................       (2.32)         --
                                              ------          ------
Total from operations...................       (2.41)         --
                                              ------          ------
NET ASSET VALUE, END OF PERIOD..........      $ 7.59          $10.00
                                              ======          ======
Total Return............................      (24.10%)          0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......      $4,312          $4,999
Ratio of expenses to average net
 assets.................................        1.24%           1.25%(c)
Ratio of net investment loss to average
 net assets.............................       (1.11%)         (1.25%)(c)
Ratio of expenses to average net
 assets*................................        2.40%          15.16%(c)
Portfolio turnover......................      101.57%           0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Enhanced Market Fund

Q.     How did the Fund perform?

For the year ended December 31, 2001, the AmSouth Enhanced Market Fund (Variable Annuity) provided a total return of -12.88%. In comparison, the return of the S&P 500 Index(1) was -11.89%.

Q.     What factors contributed to the Fund's underperformance?

It was a tough period for the overall market and, consequently, our Fund. Our style of investing is to own most of the issues in the S&P 500; at year end, we owned 342 of the 500 issues in our benchmark. We attempt to add value by overweighting and underweighting individual stocks, which may then result in modest overweights and underweights of specific sectors. For example, while we own most of the technology names in our benchmark, we try to overweight those companies that our investment model identifies as offering above-average return potential, while underweighting those stocks our model expects to underperform.

In 2001, much of our relative underperformance was due to the portfolio's sector weightings. For the year as a whole, we had a slight overweighting in technology, which did very poorly, though it recovered somewhat in the last calendar quarter. We also were underweighted in consumer cyclicals and consumer staples, and didn't fully participate in the strong relative performance turned in by those sectors.

As of December 31, 2001, the portfolio's five largest holdings were Microsoft (3.5% of the portfolio's net assets), Pfizer (2.7%), Intel (2.6%), Exxon Mobil (2.4%) and General Electric (2.3%)(2).

At the end of the year, we had a fairly significant amount of cash on hand. However, we are not market-timers; we believe in putting your money to work as soon as possible. Therefore, we covered our cash positions through the use of S&P 500 Index futures, and during this latter portion of the year, the value of these instruments rose.

Q.     What is your outlook for 2002?

From what we've read, it seems as if people are expecting a more rapid economic recovery than we are. We don't anticipate a recovery led by business investment. There still is a great deal of excess productive capacity in the country and we don't see companies making huge investments in computers and machinery while this excess capacity exists. Consequently, we expect a slower, steady recovery that will be led by consumer spending. On the plus side, the long market downturn has reigned in many of investors' unreasonable expectations about market returns. As expectations have become more reasonable, this Fund should do well, because we tend to overweight stocks whose earnings expectations are growing.

Portfolio Managers

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Performance Overview
12/31/2000 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

       AMSOUTH ENHANCED MARKET FUND  S&P 500 INDEX
12/00            $10,000                $10,000
01/01                       $10,300        $10,355
02/01                        $9,353         $9,411
03/01                        $8,773         $8,814
04/01                        $9,473         $9,499
05/01                        $9,496         $9,563
06/01                        $9,276         $9,330
07/01                        $9,185         $9,239
08/01                        $8,589         $8,660
09/01                        $7,848         $7,961
10/01                        $8,018         $8,113
11/01                        $8,681         $8,735
12/01                        $8,712         $8,812

           Returns (Inception 12/29/00)
                                                                              Average Annual Returns
                                                                              as of December 31, 2001
                                                                             1 YEAR        SINCE INCEPTION
           Enhanced Market                                                   -12.88%           -12.78%
           S&P 500                                                           -11.89%           -12.71%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH ENHANCED MARKET FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 93.4%
        AEROSPACE/DEFENSE -- 1.8%
  800   Boeing Co...............................  $   31,024
  200   General Dynamics Corp...................      15,928
  400   Lockheed Martin Corp....................      18,668
  200   Raytheon Co.............................       6,494
  100   Rockwell Collins........................       1,950
  400   United Technologies Corp................      25,852
                                                  ----------
                                                      99,916
                                                  ----------
        AGRICULTURE -- 0.1%
  525   Archer-Daniels-Midland Co...............       7,534
                                                  ----------
        AIRLINES -- 0.3%
  100   AMR Corp. (b)...........................       2,217
  700   Southwest Airlines Co...................      12,936
                                                  ----------
                                                      15,153
                                                  ----------
        APPLIANCES -- 0.1%
  100   Maytag Corp.............................       3,103
                                                  ----------
        AUTOMOTIVE -- 0.9%
1,700   Ford Motor Co...........................      26,724
  500   General Motors Corp.....................      24,300
                                                  ----------
                                                      51,024
                                                  ----------
        AUTOMOTIVE PARTS -- 0.2%
  300   Delphi Automotive Systems...............       4,098
  100   Eaton Corp..............................       7,441
  100   Visteon Corp............................       1,504
                                                  ----------
                                                      13,043
                                                  ----------
        BANKING -- 4.4%
  800   Bank of America Corp....................      50,360
  700   Bank of New York Co., Inc...............      28,560
  100   Bank One Corp...........................       3,905
  100   Comerica, Inc...........................       5,730
  500   FleetBoston Financial Corp..............      18,250
  200   Huntington Bancshares, Inc..............       3,438
1,400   J.P. Morgan Chase & Co., Inc............      50,890
  200   Keycorp.................................       4,868
  300   PNC Financial Services Group............      16,860
  700   Wachovia Corp...........................      21,952
  800   Wells Fargo Co..........................      34,760
                                                  ----------
                                                     239,573
                                                  ----------
        BEVERAGES -- 1.8%
  400   Anheuser-Busch Cos., Inc................      18,084
  100   Coca-Cola Enterprises, Inc..............       1,894
1,200   Coca-Cola Co............................      56,580
  200   Pepsi Bottling Group (The), Inc.........       4,700
  330   PepsiCo, Inc............................      16,068
                                                  ----------
                                                      97,326
                                                  ----------
        BIOTECHNOLOGY -- 1.2%
  900   Amgen, Inc. (b).........................      50,796
  100   Biogen, Inc. (b)........................       5,735
  200   MedImmune, Inc. (b).....................       9,270
                                                  ----------
                                                      65,801
                                                  ----------
        BROKERAGE SERVICES -- 1.6%
  100   Charles Schwab Corp.....................       1,547
  200   Lehman Brothers Holdings, Inc...........      13,360
  400   Merrill Lynch & Co., Inc................      20,848
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        BROKERAGE SERVICES -- (CONTINUED)
  900   Morgan Stanley Dean Witter & Co.........  $   50,346
                                                  ----------
                                                      86,101
                                                  ----------
        CHEMICALS -- 0.9%
  100   Air Products and Chemicals, Inc.........       4,691
  500   E.I. du Pont de Nemours & Co............      21,255
  100   Eastman Chemical Co.....................       3,902
  100   PPG Industries, Inc.....................       5,172
  100   Praxair, Inc............................       5,525
  200   Rohm & Haas Co..........................       6,926
  100   Sherwin Williams Co.....................       2,750
                                                  ----------
                                                      50,221
                                                  ----------
        CHEMICALS-SPECIALITY -- 0.1%
  100   Ashland, Inc............................       4,608
  100   Engelhard Corp..........................       2,768
                                                  ----------
                                                       7,376
                                                  ----------
        COMMERCIAL SERVICES -- 0.3%
  200   Cendant Corp. (b).......................       3,922
  100   Deluxe Corp.............................       4,158
  100   Ecolab, Inc.............................       4,025
  100   Sabre Holdings Group, Inc. (b)..........       4,235
                                                  ----------
                                                      16,340
                                                  ----------
        COMPUTER HARDWARE -- 3.6%
  200   Apple Computer, Inc. (b)................       4,380
1,200   Compaq Computer Corp....................      11,712
1,300   Dell Computer Corp. (b).................      35,334
1,000   IBM Corp................................     120,960
2,200   Sun Microsystems, Inc. (b)..............      27,060
                                                  ----------
                                                     199,446
                                                  ----------
        COMPUTER SOFTWARE -- 5.5%
  200   Adobe Systems, Inc......................       6,210
  100   Avaya, Inc. (b).........................       1,215
  200   BMC Software, Inc. (b)..................       3,274
  100   Citrix Systems, Inc. (b)................       2,266
  400   Computer Associates
         International, Inc.....................      13,796
  100   Computer Sciences Corp. (b).............       4,898
  300   Compuware Corp. (b).....................       3,537
  100   Intuit, Inc. (b)........................       4,278
  100   Mercury Interactive Corp. (b)...........       3,398
2,900   Microsoft Corp. (b).....................     192,125
3,300   Oracle Corp. (b)........................      45,573
  200   Parametric Technology Corp. (b).........       1,562
  200   Peoplesoft, Inc. (b)....................       8,040
  300   Siebel Systems, Inc. (b)................       8,394
                                                  ----------
                                                     298,566
                                                  ----------
        COMPUTERS & PERIPHERALS -- 2.9%
4,000   Cisco Systems, Inc. (b).................      72,440
  100   Convergys Corp. (b).....................       3,749
  300   Electronic Data Systems Corp............      20,565
1,500   EMC Corp. (b)...........................      20,160
1,300   Hewlett-Packard Co......................      26,702
  200   Jabil Circuit, Inc. (b).................       4,544
  300   Network Appliance Corp. (b).............       6,561
  300   Palm, Inc. (b)..........................       1,164
  100   Sapient Corp. (b).......................         772

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        COMPUTERS & PERIPHERALS -- (CONTINUED)
  300   Unisys Corp. (b)........................  $    3,762
                                                  ----------
                                                     160,419
                                                  ----------
        CONSUMER GOODS -- 0.2%
  200   Nike, Inc., Class B.....................      11,248
                                                  ----------
        CONTAINERS & PACKAGING -- 0.0%
  100   Pactiv Corp. (b)........................       1,775
                                                  ----------
        COSMETICS/PERSONAL CARE -- 1.4%
  100   Colgate-Palmolive Co....................       5,775
  500   Gillette Co.............................      16,700
  500   Kimberly Clark Corp.....................      29,900
  300   Procter & Gamble Co.....................      23,739
                                                  ----------
                                                      76,114
                                                  ----------
        DATA PROCESSING & REPRODUCTION -- 0.9%
  300   Automatic Data Processing, Inc..........      17,670
  300   First Data Corp.........................      23,535
  150   Fiserv, Inc. (b)........................       6,348
                                                  ----------
                                                      47,553
                                                  ----------
        DIVERSIFIED MANUFACTURING -- 4.9%
3,200   General Electric Co.....................     128,256
  100   Goodrich Corp...........................       2,662
  700   Honeywell International, Inc............      23,674
  100   ITT Industries, Inc.....................       5,050
  400   Minnesota Mining & Manufacturing Co.....      47,284
  100   Textron, Inc............................       4,146
  938   Tyco International, Ltd.................      55,248
                                                  ----------
                                                     266,320
                                                  ----------
        ELECTRONIC COMPONENTS -- 1.1%
  200   Agilent Technologies, Inc. (b)..........       5,702
  300   Altera Corp. (b)........................       6,366
  300   Analog Devices, Inc. (b)................      13,317
  200   Applied Micro Circuits Corp. (b)........       2,264
  200   Broadcom Corp., Class A (b).............       8,174
  100   Cooper Industries.......................       3,492
  119   Mirant Corp. (b)........................       1,906
  100   QLogic Corp. (b)........................       4,451
  100   Solectron Corp. (b).....................       1,128
  100   Tektronix, Inc. (b).....................       2,578
  100   Vitesse Semiconductor Corp. (b).........       1,243
  200   Xilinx, Inc. (b)........................       7,810
                                                  ----------
                                                      58,431
                                                  ----------
        ELECTRONIC COMPONENTS/INSTRUMENTS --
        0.9%
  200   American Power Conversion Corp. (b).....       2,892
  400   Emerson Electric Co.....................      22,840
  100   Johnson Controls, Inc...................       8,075
  100   Parker-Hannifin Corp....................       4,591
  200   Rockwell International Corp.............       3,572
  100   Teradyne, Inc. (b)......................       3,014
  100   Thermo Electron Corp. (b)...............       2,386
                                                  ----------
                                                      47,370
                                                  ----------
        ENTERTAINMENT -- 1.1%
1,500   AOL-Time Warner, Inc. (b)...............      48,150
  100   Harrah's Entertainment, Inc. (b)........       3,701
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        ENTERTAINMENT -- (CONTINUED)
  400   Walt Disney (The) Co....................  $    8,288
                                                  ----------
                                                      60,139
                                                  ----------
        FINANCIAL SERVICES -- 6.0%
  100   Ambac Financial Group, Inc..............       5,786
1,200   American Express Co.....................      42,828
  100   Capital One Financial Corp..............       5,395
  100   Charter One Financial, Inc..............       2,715
1,300   Citigroup, Inc..........................      65,624
  900   Fannie Mae..............................      71,550
  600   Freddie Mac.............................      39,240
  100   Golden West Financial Corp..............       5,885
  100   H & R Block, Inc........................       4,470
  400   Household International, Inc............      23,176
  200   John Hancock Financial
         Services, Inc..........................       8,260
  100   MBIA, Inc...............................       5,363
  400   Mellon Financial Corp...................      15,048
  100   Moody's Corp............................       3,986
  300   State Steet Corp........................      15,675
  100   Stilwell Financial, Inc.................       2,722
  100   USA Education, Inc......................       8,402
   50   Washington Mutual, Inc..................       1,635
                                                  ----------
                                                     327,760
                                                  ----------
        FOOD DISTRIBUTORS & WHOLESALERS -- 0.1%
  200   SYSCO Corp..............................       5,244
                                                  ----------
        FOOD PRODUCTS, PROCESSING &
        PACKAGING -- 1.2%
  100   Campbell Soup Co........................       2,987
  100   ConAgra Foods, Inc......................       2,377
  100   General Mills, Inc......................       5,201
  100   H.J. Heinz Co...........................       4,112
  100   Hershey Foods Corp......................       6,770
  100   International Flavors &
         Fragrances, Inc........................       2,971
  100   Kellogg Co..............................       3,010
  700   Sara Lee Corp...........................      15,561
  300   Unilever NV ADR.........................      17,283
  100   William Wrigley Jr. Co..................       5,137
                                                  ----------
                                                      65,409
                                                  ----------
        FOREST & PAPER PRODUCTS -- 0.6%
  100   Boise Cascade Corp......................       3,401
  400   International Paper Co..................      16,140
  100   Louisiana Pacific Corp..................         844
  100   Westvaco Corp...........................       2,845
  100   Weyerhaeuser Co.........................       5,408
  100   Willamette Industries, Inc..............       5,212
                                                  ----------
                                                      33,850
                                                  ----------
        GAS DISTRIBUTION -- 0.6%
  246   El Paso Energy Corp.....................      10,974
  100   KeySpan Corp............................       3,465
  100   Kinder Morgan, Inc......................       5,569
  100   Sempra Energy...........................       2,455
  300   Williams Cos., Inc......................       7,656
                                                  ----------
                                                      30,119
                                                  ----------
        HEALTH CARE -- 0.1%
  200   HEALTHSOUTH Corp. (b)...................       2,964

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        HEALTH CARE -- (CONTINUED)
  100   Humana, Inc. (b)........................  $    1,179
                                                  ----------
                                                       4,143
                                                  ----------
        HEALTH CARE SERVICES -- 0.6%
  100   Manor Care, Inc. (b)....................       2,371
  300   Tenet Healthcare Corp. (b)..............      17,616
  100   Wellpoint Health Networks, Inc. (b).....      11,685
                                                  ----------
                                                      31,672
                                                  ----------
        HOME BUILDERS -- 0.1%
  100   Centex Corp.............................       5,709
                                                  ----------
        HOTELS & LODGING -- 0.1%
  100   Carnival Corp...........................       2,808
  200   Hilton Hotels Corp......................       2,184
  100   Starwood Hotels & Resorts
         Worldwide, Inc.........................       2,985
                                                  ----------
                                                       7,977
                                                  ----------
        HOUSEHOLD PRODUCTS -- 0.1%
  100   Clorox (The) Co.........................       3,955
  100   Fortune Brands, Inc.....................       3,959
                                                  ----------
                                                       7,914
                                                  ----------
        INSURANCE -- 4.0%
  500   AFLAC, Inc..............................      12,280
  700   Allstate (The) Corp.....................      23,590
  600   American International Group, Inc.......      47,640
  200   Chubb Corp..............................      13,800
  100   Cigna Corp..............................       9,265
  200   Hartford Financial Services Group.......      12,566
  150   Jefferson Pilot Corp....................       6,941
  200   Loews Corp..............................      11,076
  300   Marsh & McLennan Cos., Inc..............      32,235
  400   MetLife, Inc............................      12,672
  100   MGIC Investment Corp....................       6,172
  100   Safeco Corp.............................       3,115
  200   St. Paul Cos. (The), Inc................       8,794
  100   Torchmark Corp..........................       3,933
  200   UnumProvident Corp......................       5,302
  100   XL Capital, Ltd., Class A...............       9,136
                                                  ----------
                                                     218,517
                                                  ----------
        MACHINERY & EQUIPMENT -- 0.5%
  100   Black & Decker Corp.....................       3,773
  200   Caterpillar, Inc........................      10,450
  200   Ingersoll Rand Co.......................       8,362
  100   Snap-on, Inc............................       3,366
                                                  ----------
                                                      25,951
                                                  ----------
        MEDIA -- 0.9%
  200   Clear Channel Communications, Inc.
         (b)....................................      10,182
  300   Comcast Corp., Special Class A (b)......      10,800
  100   McGraw Hill Cos., Inc...................       6,098
  100   Univision Communications, Inc., Class A
         (b)....................................       4,046
  400   Viacom, Inc., Class B (b)...............      17,660
                                                  ----------
                                                      48,786
                                                  ----------
        MEDICAL SUPPLIES -- 1.4%
  100   Allergan, Inc...........................       7,505
  200   Applied Biosystems Group................       7,854
  200   Becton, Dickinson & Co..................       6,630
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        MEDICAL SUPPLIES -- (CONTINUED)
  250   Biomet, Inc.............................  $    7,725
  200   Guidant Corp. (b).......................       9,960
  600   Medtronic, Inc..........................      30,726
  100   St. Jude Medical, Inc. (b)..............       7,765
   14   Viasys Healthcare, Inc. (b).............         283
                                                  ----------
                                                      78,448
                                                  ----------
        METALS & MINING -- 0.9%
  200   Alcan Aluminum, Ltd.....................       7,186
  800   Alcoa, Inc..............................      28,440
  253   Barrick Gold Corp.......................       4,035
  100   Freeport-McMoran Copper & Gold, Inc.
         (b)....................................       1,339
  100   Inco Ltd. (b)...........................       1,694
  100   Nucor Corp..............................       5,296
  200   Placer Dome, Inc........................       2,182
                                                  ----------
                                                      50,172
                                                  ----------
        NEWSPAPERS -- 0.2%
  200   Gannett Co., Inc........................      13,446
                                                  ----------
        OFFICE EQUIPMENT & SERVICES -- 0.1%
   16   Imagistics International, Inc. (b)......         198
  200   Pitney Bowes, Inc.......................       7,522
                                                  ----------
                                                       7,720
                                                  ----------
        OIL & GAS EXPLORATION, PRODUCTION, &
        SERVICES -- 5.9%
  100   Amerada Hess Corp.......................       6,250
  100   Anadarko Petroleum Corp.................       5,685
  110   Apache Corp.............................       5,487
  300   Baker Hughes, Inc.......................      10,941
  200   Burlington Resources, Inc...............       7,508
  485   ChevronTexaco Corp......................      43,461
  300   Conoco, Inc.............................       8,490
3,400   Exxon Mobil Corp........................     133,620
  100   Nabors Industries, Inc. (b).............       3,433
  100   Noble Drilling Corp. (b)................       3,404
  100   Rowan Cos., Inc. (b)....................       1,937
1,000   Royal Dutch Petroleum Co................      49,020
  500   Schlumberger Ltd........................      27,475
  100   Sunoco, Inc.............................       3,734
  100   Unocal Corp.............................       3,607
  300   USX-Marathon Group......................       9,000
                                                  ----------
                                                     323,052
                                                  ----------
        PHARMACEUTICALS -- 11.9%
  800   Abbott Laboratories.....................      44,600
1,100   American Home Products Corp.............      67,496
  100   AmerisourceBergen Corp..................       6,355
  500   Baxter International, Inc...............      26,815
1,500   Bristol-Myers Squibb Co.................      76,500
  900   Eli Lilly & Co..........................      70,686
  100   Forest Laboratories, Inc. (b)...........       8,195
  400   Immunex Corp. (b).......................      11,084
  500   Johnson & Johnson.......................      29,550
  133   King Pharmaceuticals, Inc. (b)..........       5,603
1,100   Merck & Co., Inc........................      64,680
3,700   Pfizer, Inc.............................     147,445
  900   Pharmacia Corp..........................      38,385
1,200   Schering-Plough Corp....................      42,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        PHARMACEUTICALS -- (CONTINUED)
  100   Zimmer Holdings Inc (b).................  $    3,054
                                                  ----------
                                                     643,420
                                                  ----------
        POLLUTION CONTROL SERVICES &
        EQUIPMENT -- 0.2%
  300   Waste Management, Inc...................       9,573
                                                  ----------
        RAILROADS -- 0.5%
  400   Burlington Northern Santa Fe............      11,412
  300   Norfolk Southern Corp...................       5,499
  200   Union Pacific Corp......................      11,400
                                                  ----------
                                                      28,311
                                                  ----------
        REAL ESTATE INVESTMENT TRUST -- 0.1%
  200   Equity Office Properties Trust..........       6,016
                                                  ----------
        RESTAURANTS -- 0.3%
  100   Darden Restaurants, Inc.................       3,540
  300   McDonald's Corp.........................       7,941
  100   Starbucks Corp. (b).....................       1,905
  100   Wendy's International, Inc..............       2,917
                                                  ----------
                                                      16,303
                                                  ----------
        RETAIL -- 6.8%
  100   Albertson's, Inc........................       3,149
  100   Best Buy Co., Inc. (b)..................       7,448
  100   Big Lots, Inc...........................       1,040
  100   Circuit City Stores, Inc................       2,595
  400   CVS Corp................................      11,840
  100   Family Dollar Stores, Inc...............       2,998
  800   Gap (The), Inc..........................      11,152
2,100   Home Depot, Inc.........................     107,121
  100   J.C. Penney Co., Inc....................       2,690
  100   Kmart Corp. (b).........................         546
  200   Kroger (The) Co. (b)....................       4,174
  400   Limited (The), Inc......................       5,888
  700   Lowe's Cos., Inc........................      32,487
  300   May Department Stores Co................      11,094
  100   Office Depot, Inc. (b)..................       1,854
  200   RadioShack Corp.........................       6,020
  200   Safeway, Inc. (b).......................       8,350
  300   Sears, Roebuck & Co.....................      14,292
  200   Staples, Inc. (b).......................       3,740
  100   SUPERVALU, Inc..........................       2,212
  800   Target Corp.............................      32,840
  200   Toys R Us, Inc. (b).....................       4,148
1,200   Wal-Mart Stores, Inc....................      69,060
  500   Walgreen Co.............................      16,830
                                                  ----------
                                                     363,568
                                                  ----------
        SEMICONDUCTORS -- 4.5%
  200   Advanced Micro Devices, Inc. (b)........       3,172
  600   Applied Materials, Inc. (b).............      24,060
  100   Conexant Systems, Inc. (b)..............       1,436
4,500   Intel Corp..............................     141,525
  100   KLA-Tencor Corp. (b)....................       4,956
  200   Linear Technology Corp..................       7,808
  200   Maxim Integrated Products, Inc. (b).....      10,502
  300   Micron Technology, Inc. (b).............       9,300
  100   National Semiconductor Corp. (b)........       3,079
  100   Novellus Systems, Inc. (b)..............       3,945
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        SEMICONDUCTORS -- (CONTINUED)
  100   PMC-Sierra, Inc. (b)....................  $    2,126
1,200   Texas Instruments, Inc..................      33,600
                                                  ----------
                                                     245,509
                                                  ----------
        TELECOMMUNICATIONS-EQUIPMENT -- 1.1%
  500   ADC Telecommunications, Inc. (b)........       2,300
  100   Andrew Corp. (b)........................       2,189
  200   CIENA Corp. (b).........................       2,862
  100   Comverse Technology, Inc. (b)...........       2,237
  700   Corning, Inc............................       6,244
  900   JDS Uniphase Corp. (b)..................       7,812
2,300   Lucent Technologies, Inc................      14,467
1,100   Motorola, Inc...........................      16,522
  100   Scientific-Atlanta, Inc.................       2,394
  300   Tellabs, Inc. (b).......................       4,488
                                                  ----------
                                                      61,515
                                                  ----------
        TELECOMMUNICATIONS-WIRELESS -- 1.0%
1,247   AT&T Wireless Services, Inc. (b)........      17,919
  100   Nextel Communications, Inc. (b).........       1,096
1,600   Nortel Networks Corp., ADR..............      12,000
  500   Qualcomm, Inc. (b)......................      25,250
                                                  ----------
                                                      56,265
                                                  ----------
        TOBACCO -- 1.7%
2,000   Philip Morris Cos., Inc.................      91,700
                                                  ----------
        TRANSPORTATION & SHIPPING -- 0.1%
  100   FedEx Corp. (b).........................       5,188
                                                  ----------
        UTILITIES-ELECTRIC & GAS -- 2.4%
  100   AES Corp. (b)...........................       1,635
  100   Allegheny Energy, Inc...................       3,622
  100   Ameren Corp.............................       4,230
  200   American Electric Power Co..............       8,706
  100   Cinergy Corp............................       3,343
  100   CMS Energy Corp.........................       2,403
  100   Consolidated Edison, Inc................       4,036
  100   Constellation Energy Group..............       2,655
  100   Dominion Resources, Inc.................       6,010
  100   DTE Energy Co...........................       4,194
  400   Duke Energy Corp........................      15,704
  200   Dynergy Inc., Class A...................       5,100
  200   Edison International (b)................       3,020
  100   Entergy Corp............................       3,911
  200   Exelon Corp.............................       9,576
  166   Firstenergy Corp........................       5,807
  100   FPL Group, Inc..........................       5,640
  100   Niagara Mohawk Holdings, Inc. (b).......       1,773
  100   Nisource, Inc...........................       2,306
  200   PG&E Corp...............................       3,848
  100   PPL Corp................................       3,485
  100   Progress Energy, Inc....................       4,503
  100   Public Service Enterprise
         Group, Inc.............................       4,219
  100   Reliant Energy, Inc.....................       2,652
  300   Southern Co.............................       7,605
  100   TECO Energy, Inc........................       2,624
  100   TXU Corp................................       4,715
  200   Xcel Energy, Inc........................       5,548
                                                  ----------
                                                     132,870
                                                  ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        UTILITIES-TELECOMMUNICATIONS -- 3.2%
3,200   AT&T Corp...............................  $   58,048
  100   BellSouth Corp..........................       3,815
  100   Centurytel, Inc.........................       3,280
  300   Qwest Communications
         International, Inc.....................       4,239
1,600   SBC Communications, Inc.................      62,672
  800   Sprint Corp.............................      16,064
  500   Sprint Corp. (PCS Group) (b)............      12,205
  300   Verizon Communications..................      14,238
  200   WorldCom, Inc. (b)......................       2,816
                                                  ----------
                                                     177,377
                                                  ----------
        Total Common Stocks.....................   5,103,396
                                                  ----------
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 6.8%
84,813  BNY Hamilton Money Fund.................  $   84,813
1,025   BNY Hamilton Treasury Money Fund........       1,025
2,500   S & P 500 Depositary Receipt............     285,575
                                                  ----------
        Total Investment Companies..............     371,413
                                                  ----------
        TOTAL (COST $5,726,916) -- 100.2% (A)...  $5,474,809
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $5,466,123.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized depreciation of securities as follows:

Unrealized appreciation...............  $ 348,373
Unrealized depreciation...............   (600,480)
                                        ---------
Net unrealized depreciation...........  $(252,107)
                                        =========

(b)  Represents non-income producing security.
ADR  -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $5,726,916).........   $5,474,809
  Dividends receivable............................        6,175
  Receivable from investment advisor..............          708
  Prepaid expenses and other assets...............           52
                                                     ----------
    Total Assets..................................    5,481,744
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Shareholder servicing fees....................        1,144
    Custody fees..................................           27
    Other.........................................       14,450
                                                     ----------
      Total Liabilities...........................       15,621
                                                     ----------
NET ASSETS:
    Capital.......................................    6,123,285
    Accumulated net investment income.............        1,037
    Accumulated net realized losses from
     investment transactions and futures..........     (406,092)
    Unrealized depreciation from investments......     (252,107)
                                                     ----------
      Net Assets..................................   $5,466,123
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      628,587
                                                     ==========
    Net Asset Value...............................   $     8.70
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Interest income.................................   $      24
  Dividend income.................................      69,190
                                                     ---------
    Total income..................................      69,214
                                                     ---------
EXPENSES:
    Investment advisory fees......................      22,161
    Administration fees...........................       9,849
    Shareholder servicing fees....................      12,312
    Accounting fees...............................      17,436
    Audit fees....................................      11,288
    Custodian fees................................         295
    Legal fees....................................      16,663
    Transfer agent fees...........................      10,000
    Other fees....................................       4,220
                                                     ---------
      Total expenses before fee
      reductions/reimbursements...................     104,224
    Expenses reduced/reimbursed by Investment
     Advisor......................................     (23,878)
    Expenses reduced by Administrator.............      (9,849)
    Expenses reduced by Transfer Agent............      (9,261)
                                                     ---------
    Net expenses..................................      61,236
                                                     ---------
Net Investment Income.............................       7,978
                                                     ---------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment transactions
   and futures....................................    (406,092)
  Change in unrealized appreciation/depreciation
   from investments...............................    (252,107)
                                                     ---------
    Net realized/unrealized losses from
     investments..................................    (658,199)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $(650,221)
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2001        2000 (A)
                                          ------------  ------------
OPERATIONS:
  Net investment income (loss)..........   $    7,978    $     (512)
  Net realized losses from investment
   transactions.........................     (406,092)      --
  Change in unrealized
   appreciation/depreciation from
   investments..........................     (252,107)      --
                                           ----------    ----------
  Change in net assets resulting from
   operations...........................     (650,221)         (512)
                                           ----------    ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............       (6,941)      --
                                           ----------    ----------
  Change in net assets from dividends to
   shareholders.........................       (6,941)      --
                                           ----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........    1,126,782     5,000,010
  Dividends reinvested..................        6,941       --
  Cost of shares redeemed...............       (9,936)      --
                                           ----------    ----------
  Change in net assets from capital
   share transactions...................    1,123,787     5,000,010
                                           ----------    ----------
  Change in net assets..................      466,625     4,999,498
NET ASSETS:
  Beginning of period...................    4,999,498       --
                                           ----------    ----------
  End of period.........................   $5,466,123    $4,999,498
                                           ==========    ==========
SHARE TRANSACTIONS:
  Issued................................      128,969       500,001
  Reinvested............................          758       --
  Redeemed..............................       (1,141)      --
                                           ----------    ----------
  Change in shares......................      128,586       500,001
                                           ==========    ==========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2001        2000 (A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $10.00        $10.00
                                             ------        ------
OPERATIONS:
Net investment income...................       0.02        --
Net realized/unrealized losses from
 investments and futures................      (1.31)       --
                                             ------        ------
Total from operations...................      (1.29)       --
                                             ------        ------
DIVIDENDS:
From net investment income..............      (0.01)       --
                                             ------        ------
NET ASSET VALUE, END OF PERIOD..........     $ 8.70        $10.00
                                             ======        ======
Total Return............................     (12.88%)        0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......     $5,466        $4,999
Ratio of expenses to average net
 assets.................................       1.24%         1.25%(c)
Ratio of net investment income/(loss) to
 average net assets.....................       0.16%        (1.25%)(c)
Ratio of expenses to average net
 assets*................................       2.12%        14.71%(c)
Portfolio turnover......................      94.81%         0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    International Equity Fund

Q.     How did the Fund perform?

For the year ended December 31, 2001, the AmSouth International Equity Fund (Variable Annuity) provided a total return of -24.10%. In comparison, the return of the MSCI EAFE Index(1) was -21.21%.

Q.     What factors contributed to the Fund's underperformance?

Our broad diversification and relative value style could not withstand the wave of economic weakness that swept across global economic landscape and weighed down non-U.S. markets throughout 2001; virtually every sector in our benchmark index experienced significant losses. Stock markets around the world reached their lows shortly after the Sept. 11 attacks, then staged a strong rally in the final months of the year. However, the damage experienced during the first three quarters was too much to overcome and, like our benchmark, we experienced a second consecutive down year.

Nonetheless, there was a measure of good news that stood out from the challenges we faced. A number of the technology and telecommunications stocks we owned outperformed their respective sectors, due to our holdings' solid valuation support and proven business models. We also benefited from opportunistic actions taken in the aftermath of Sept. 11. For example, in late September we opened a position in Telecom Italia (2.3% of the portfolio's net assets), a dominant player in the wireless group, and profited when the stock's price surged higher.

As of December 31, 2001, the portfolio's five largest holdings were Philips Electronics (3.0%), HSBC (2.9%), Novartis (2.7%), Toyota (2.7%) and ENI (2.6%)(2). Our largest country weightings included United Kingdom (15.9%), Japan (15.0%), France (14.9%), Netherlands (14.8%), Italy (7.5%), Switzerland (5.4%),
Germany (4.1%), Spain (2.9%). The remaining 19.5% of the portfolio's assets were invested in smaller country weightings and cash.

Q.     What is your outlook for 2002?

In the last months of 2001, we shifted capital out of companies engaged in major restructurings and into companies offering more consistent histories of financial productivity in a variety of economic environments. Recent portfolio additions include pharmaceutical giant GlaxoSmithKline (1.4%), Swiss financial services conglomerate UBS (1.4%) and two tobacco manufacturers which have produced consistently strong returns, Altadis (0.7%) and Imperial Tobacco (0.5%). We feel that, going forward, holdings such as these will position the Fund to take advantage of an investment climate that is more conducive to our relative value style.

Portfolio Managers

HERBERT W. GULLQUIST
JOHN R. REINSBERG
LAZARD ASSET MANAGEMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Performance Overview
12/31/2000 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

       AMSOUTH INTERNATIONAL FUND  MSCI EAFE INDEX
12/00                     $10,000          $10,000
01/01                      $9,920           $9,995
02/01                      $9,370           $9,247
03/01                      $8,650           $8,634
04/01                      $9,110           $9,240
05/01                      $8,920           $8,921
06/01                      $8,650           $8,560
07/01                      $8,310           $8,405
08/01                      $8,160           $8,194
09/01                      $7,210           $7,365
10/01                      $7,310           $7,554
11/01                      $7,540           $7,833
12/01                      $7,590           $7,879

           Returns (Inception 12/29/00)
                                                                             Average Annual Returns as
                                                                               of December 31, 2001
                                                                             1 YEAR        SINCE INCEPTION
           International Equity                                              -24.10%           -23.93%
           MSCI EAFE Index                                                   -21.21%           -21.72%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH INTERNATIONAL EQUITY FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL, MSCI (EUROPE, AUSTRALASIA AND FAR
    EAST) EAFE-REGISTERED TRADEMARK- INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

(3) INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 97.9%
         AUSTRALIA -- 1.9%
 27,600  Broken Hill Proprietary Co., Ltd........  $  148,345
                                                   ----------
         BELGIUM -- 2.2%
  6,600  Fortis..................................     171,006
                                                   ----------
         BRAZIL -- 1.9%
  2,480  Banco Bradesco S.A. - ADR...............      63,736
  2,100  Companhia de Bebidas das Americas -
          ADR....................................      42,609
  2,800  Tele Norte Leste Participacoes S.A. -
          ADR....................................      43,764
                                                   ----------
                                                      150,109
                                                   ----------
         CHINA -- 0.6%
  2,700  China Mobile, Ltd. - ADR (b)............      47,196
                                                   ----------
         FINLAND -- 0.5%
  1,100  UPM-Kymmene OYJ.........................      36,483
                                                   ----------
         FRANCE -- 14.9%
  9,000  Alcatel Alsthom.........................     153,857
  6,160  AXA.....................................     128,726
  2,090  BNP Paribas.............................     187,019
    500  Compagnie de St. Gobain.................      75,459
  2,600  Lagardere S.C.A.........................     108,804
  4,850  Suez SA.................................     146,823
  1,390  TotalFinaElf S.A........................     198,516
  2,790  Vivendi Universal SA....................     152,775
                                                   ----------
                                                    1,151,979
                                                   ----------
         GERMANY -- 4.1%
    310  Allianz AG..............................      73,282
  2,300  Bayerische Hypo-und Vereinsbank.........      69,935
  2,300  E.On AG.................................     119,595
  1,500  Metro AG................................      52,755
                                                   ----------
                                                      315,567
                                                   ----------
         HONG KONG -- 1.0%
  8,000  Hutchison Whampoa, Ltd..................      77,201
                                                   ----------
         INDIA -- 0.7%
  9,000  Reliance Industries, Ltd................      56,955
                                                   ----------
         IRELAND -- 1.8%
  5,400  Allied Irish Banks PLC..................      62,504
  4,100  CRH PLC.................................      72,391
                                                   ----------
                                                      134,895
                                                   ----------
         ITALY -- 7.5%
  7,190  Alleanza Assicurazioni SpA..............      79,062
 16,200  ENI SpA.................................     203,092
 10,800  San Paolo - IMI SpA.....................     115,874
 20,900  Telecom Italia SpA......................     178,645
                                                   ----------
                                                      576,673
                                                   ----------
         JAPAN -- 15.0%
    700  Acom Co., Ltd...........................      51,007
  3,000  Canon, Inc..............................     103,235
     22  East Japan Railway Co...................     106,257
 17,000  Hitachi Ltd.............................     124,523
 24,000  Nikko Securities Co. (The), Ltd.........     107,127
 20,000  Nissan Motor Co., Ltd...................     106,058
      7  NTT DoCoMo..............................      82,252
SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------

    900  Orix Corp...............................  $   80,620
  2,600  Sony Corp...............................     118,831
 16,000  Sumitomo Trust & Banking, Ltd...........      64,947
  8,200  Toyota Motor Corp.......................     207,722
                                                   ----------
                                                    1,152,579
                                                   ----------
         MEXICO -- 0.6%
  1,300  Telefonos de Mexico SA de CV,
          Class L - ADR..........................      45,526
                                                   ----------
         NETHERLANDS -- 14.8%
 11,400  ABN-AMRO Holding NV.....................     183,619
  3,100  Akzo Nobel NV...........................     138,422
  3,250  Heineken NV.............................     123,244
  3,100  ING Groep NV............................      79,051
 29,200  Koninklijke KPN NV (b)..................     148,454
  7,900  Philips Electronics NV..................     234,795
  2,900  Royal Dutch Petroleum Co................     146,921
  3,750  Wolters Kluwer NV.......................      85,476
                                                   ----------
                                                    1,139,982
                                                   ----------
         PORTUGAL -- 1.4%
 13,524  Portugal Telecom, SGPS, S.A., Bonus
          Rights (b).............................     105,363
                                                   ----------
         SINGAPORE -- 2.0%
 12,395  Oversea-Chinese Banking Corp., Ltd......      73,840
 11,414  United Overseas Bank, Ltd...............      78,504
                                                   ----------
                                                      152,344
                                                   ----------
         SOUTH KOREA -- 1.0%
    954  Kookmin Bank - ADR......................      37,111
  1,868  Korea Telecom Corp. - ADR...............      37,976
                                                   ----------
                                                       75,087
                                                   ----------
         SPAIN -- 2.9%
  3,200  Altadis S.A.............................      54,420
  6,900  Endesa S.A..............................     107,943
  4,803  Telefonica de Espana (b)................      64,275
                                                   ----------
                                                      226,638
                                                   ----------
         SWEDEN -- 1.8%
 12,500  Investor AB, B Shares...................     136,444
                                                   ----------
         SWITZERLAND -- 5.4%
  5,800  Novartis AG.............................     209,602
  1,400  Roche Holding AG........................      99,922
  2,100  UBS AG..................................     105,994
                                                   ----------
                                                      415,518
                                                   ----------
         UNITED KINGDOM -- 15.9%
 20,600  BP Amoco PLC............................     159,801
 16,000  British Aerospace PLC...................      72,014
 19,950  BT Group PLC............................      73,097
 16,700  Cadbury Schweppes PLC...................     106,761
 15,500  Diageo PLC..............................     176,975
  4,200  GlaxoSmithKline PLC.....................     105,261
 19,200  HSBC Holdings PLC.......................     224,950
  3,100  Imperial Tobacco Group PLC..............      40,944
 56,750  mmO2 PLC (b)............................      72,064
 10,600  National Grid Group PLC.................      65,952
  8,000  South African Breweries PLC.............      54,141

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS--(CONTINUED)
DECEMBER 31, 2001

SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
 21,700  Tesco PLC...............................  $   78,482
                                                   ----------
                                                    1,230,442
                                                   ----------
         Total Common Stocks.....................   7,546,332
                                                   ----------
INVESTMENT COMPANIES -- 2.2%
167,626  BT Institutional Liquid Assets Fund.....     167,626
                                                   ----------
         Total Investment Companies..............     167,626
                                                   ----------
         TOTAL (COST $8,856,505) - 100.1% (A)....  $7,713,958
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $7,706,650.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   176,117
Unrealized depreciation..............   (1,318,664)
                                       -----------
Net unrealized depreciation..........  $(1,142,547)
                                       ===========

(b)  Represents non-income producing security.
ADR  American Depositary Receipt
 --
PLC  Public Limited Company
 --

The table below sets forth the diversification of the International Equity Fund investments by industry.

             INDUSTRY DIVERSIFICATION               PERCENT*
--------------------------------------------------  --------
Aerospace/Defense.................................      0.9%
Automobile........................................      4.1%
Banking...........................................     18.6%
Beverages.........................................      5.2%
Building Products.................................      0.9%
Chemicals.........................................      2.5%
Diversified.......................................      7.9%
Electrical & Electronics..........................      8.2%
Energy Sources....................................      3.5%
Financial Services................................      5.9%
Food & Household Products.........................      1.4%
Food Retailers....................................      1.0%
Forest Products & Paper...........................      0.5%
Insurance.........................................      3.6%
Materials & Commodities...........................      2.9%
Office Equipment..................................      1.3%
Oil & Gas Production & Services...................      7.1%
Pharmaceutical....................................      5.4%
Publishing........................................      1.1%
Railroads.........................................      1.4%
Retail............................................      0.7%
Telecommunications................................     11.7%
Tobacco...........................................      1.2%
Utilities -- Electrical & Gas.....................      0.9%
                                                     ------
    Total Common Stocks...........................     97.9%
                                                     ======

  *  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $8,856,505).........  $7,713,958
  Foreign currency, at value (cost $534)..........         537
  Interest and dividends receivable...............       4,641
  Receivable from investment advisor..............      11,761
  Receivable from reclaims........................       5,394
                                                    ----------
    Total Assets..................................   7,736,291
                                                    ----------
LIABILITIES:
  Payable to custodian............................         646
  Payable for investments purchased...............       3,534
  Accrued expenses and other payables:
    Administration fees...........................          84
    Shareholder servicing fees....................       1,615
    Other.........................................      23,762
                                                    ----------
      Total Liabilities...........................      29,641
                                                    ----------
NET ASSETS:
    Capital.......................................  10,066,540
    Accumulated net investment losses.............        (511)
    Accumulated net realized losses from
     investments and foreign currency
     transactions.................................  (1,217,049)
    Unrealized depreciation from investments and
     translation of assets and liabilities
     denominated in foreign currencies............  (1,142,330)
                                                    ----------
      Net Assets..................................  $7,706,650
                                                    ==========
    Outstanding units of beneficial interest
     (shares).....................................   1,015,188
                                                    ==========
    Net Asset Value...............................  $     7.59
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Interest income.................................   $    17,617
  Dividend income.................................       167,631
  Foreign withholding tax expense.................       (19,066)
                                                     -----------
    Total income..................................       166,182
                                                     -----------
EXPENSES:
    Investment advisory fees......................        85,261
    Administration fees...........................        17,052
    Shareholder servicing fees....................        21,315
    Accounting fees...............................         8,463
    Audit fees....................................        11,581
    Custodian fees................................        40,172
    Legal fees....................................        19,663
    Transfer agent fees...........................        10,000
    Other fees....................................         9,910
                                                     -----------
      Total expenses before fee
      reductions/reimbursements...................       223,417
    Expenses reduced/reimbursed by Investment
     Advisor......................................       (78,266)
    Expenses reduced by Administrator.............        (8,526)
    Expenses reduced by Transfer Agent............        (8,721)
                                                     -----------
    Net expenses..................................       127,904
                                                     -----------
Net Investment Income.............................        38,278
                                                     -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investments and foreign
   currency transactions..........................    (1,313,191)
  Change in unrealized appreciation/depreciation
   from investments and translation of assets and
   liabilties denominated in foreign currencies...    (1,142,330)
                                                     -----------
    Net realized/unrealized losses from
     investments..................................    (2,455,521)
                                                     -----------
    Change in net assets resulting from
     operations...................................   $(2,417,243)
                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               2001          2000 (A)
                                          ---------------  -------------
OPERATIONS:
  Net investment income (loss)..........    $    38,278     $    (1,229)
  Net realized losses from investments
   and foreign currency transactions....     (1,313,191)        --
  Change in unrealized
   appreciation/depreciation from
   investments and translation of assets
   and liabilities in foreign
   currencies...........................     (1,142,330)        --
                                            -----------     -----------
  Change in net assets resulting from
   operations...........................     (2,417,243)         (1,229)
                                            -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        125,787      10,000,010
  Cost of shares redeemed...............           (675)        --
                                            -----------     -----------
  Change in net assets from capital
   share transactions...................        125,112      10,000,010
                                            -----------     -----------
  Change in net assets..................     (2,292,131)      9,998,781
NET ASSETS:
  Beginning of period...................      9,998,781         --
                                            -----------     -----------
  End of period.........................    $ 7,706,650     $ 9,998,781
                                            ===========     ===========
SHARE TRANSACTIONS:
  Issued................................         15,274       1,000,001
  Redeemed..............................            (87)        --
                                            -----------     -----------
  Change in shares......................         15,187       1,000,001
                                            ===========     ===========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                            YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               2001           2000(A)
                                          ---------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $ 10.00         $10.00
                                              -------         ------
OPERATIONS:
Net investment income...................         0.04         --
Net realized/unrealized losses from
 investments............................        (2.45)        --
                                              -------         ------
Total from operations...................        (2.41)        --
                                              -------         ------
NET ASSET VALUE, END OF PERIOD..........      $  7.59         $10.00
                                              =======         ======
Total Return............................       (24.10%)         0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......      $ 7,707         $9,999
Ratio of expenses to average net
 assets.................................         1.50%          1.50%(c)
Ratio of net investment income/(loss) to
 average net assets.....................         0.45%         (1.50%)(c)
Ratio of expenses to average net
 assets*................................         2.62%          8.65%(c)
Portfolio turnover......................        60.35%          0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Large Cap Fund

Q.     How did the Fund perform?

For the year ended December 31, 2001, the AmSouth Large Cap Fund (Variable Annuity) provided a total return of -8.77%. In comparison, the return of the S&P 500 Index(1) was -11.89%.

Q.     What factors contributed to the Fund outperforming its benchmark?

In spite of its long-term growth objective - in general, the large-cap style was out of favor for much of the period - the Fund experienced some success, relative to the overall market, in preserving capital. On the Fund's "minus" side, the health care and information technology sectors posted sharply negative returns for the year; therefore, our above-average weightings in these economic sectors were a drag on our returns.

On the "plus" side, we were able to overcome, at least to some degree, these shortfalls - owing primarily to a couple of important factors. First, the Fund enjoyed strong inflows of new money during the period. This enabled us to invest significant additional funds throughout a year when the stock market was mostly lower (and individual stocks "cheaper"), which gave our performance added impetus during the market's rebound in 2001's last quarter.

Second, the Fund's investment in a number of economic sectors that did particularly well, relative to our benchmark, was of considerable benefit. Our holdings in consumer discretionary stocks, which comprised a significant portion of the portfolio, held up much better than the market as a whole. The consumer staples sector also was a relatively productive area for the Fund, as were a number of industrial sector names we owned.

Our investors also benefited from the fact that the Fund was broadly issue-diversified; at the end of the period, we owned 69 individual stocks that were spread across some 39 industries. As of December 31, 2001, the portfolio's five largest holdings were IBM (3.8% of the portfolio's net assets), Johnson & Johnson (3.3%), General Electric (2.8%), Tyco International (2.7%) and Automatic Data Processing (2.7%)(2).

Q.     What is your outlook for 2002?

We believe the economy will begin to show mixed, but credible, signs of improvement sometime during the latter part of the first calendar quarter, with these signs of growth becoming more distinct in the second quarter. Since late last year, we've been seeing a fairly strong rotation into our large-cap growth sector, which could be related to the kind of "flight" to large high-quality stocks that often occurs before the economy begins to emerge from recession. We need to emphasize, once again, that we are not market-timers, and regardless of macroeconomic developments, we will continue to allocate new monies to stocks, as we did throughout 2001.

Portfolio Manager

RON LINDQUIST
SR. VICE PRESIDENT - PORTFOLIO MANAGER
AMSOUTH INVESTMENT MANAGEMENT
COMPANY, LLC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Performance Overview
12/31/2000 - 12/31/2001
GROWTH OF A $10,000 INVESTMENT.

       AMSOUTH LARGE CAP FUND  S&P 500 INDEX
12/00         $10,000             $10,000
01/01                 $10,392        $10,355
02/01                  $9,613         $9,411
03/01                  $8,963         $8,814
04/01                  $9,503         $9,499
05/01                  $9,623         $9,563
06/01                  $9,243         $9,330
07/01                  $9,283         $9,239
08/01                  $8,873         $8,660
09/01                  $8,102         $7,961
10/01                  $8,372         $8,113
11/01                  $9,113         $8,735
12/01                  $9,123         $8,812

           Returns (Inception 12/29/00)
                                                                              Average Annual Returns
                                                                              as of December 31, 2001
                                                                             1 YEAR        SINCE INCEPTION
           Large Cap                                                         -8.77%            -8.71%
           S&P 500                                                           -11.89%           -12.71%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH LARGE CAP FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 95.5%
         ADVERTISING -- 1.1%
  2,500  The Interpublic Group of
          Companies, Inc.........................  $   73,850
                                                   ----------
         AEROSPACE/DEFENSE -- 1.8%
  2,000  Boeing Co...............................      77,560
    500  General Dynamics Corp...................      39,820
                                                   ----------
                                                      117,380
                                                   ----------
         BEVERAGES -- 4.1%
  3,000  Coca-Cola Co............................     141,450
  2,500  PepsiCo, Inc............................     121,725
                                                   ----------
                                                      263,175
                                                   ----------
         BUSINESS EQUIPMENT & SERVICES -- 1.1%
  2,000  Paychex, Inc............................      69,700
                                                   ----------
         COMPUTER HARDWARE -- 9.3%
  3,500  Compaq Computer Corp....................      34,160
  1,500  Dell Computer Corp. (b).................      40,770
  5,500  Hewlett-Packard Co......................     112,970
  2,000  IBM Corp................................     241,920
  4,500  Network Appliance, Inc. (b).............      98,415
  6,000  Sun Microsystems, Inc. (b)..............      73,800
                                                   ----------
                                                      602,035
                                                   ----------
         COMPUTER SOFTWARE & SERVICES -- 11.0%
  3,000  Automatic Data Processing, Inc..........     176,700
  2,500  BMC Software, Inc. (b)..................      40,925
  5,000  Cisco Systems, Inc. (b).................      90,550
  1,500  Electronic Data Systems Corp............     102,825
  4,500  EMC Corp. (b)...........................      60,480
  2,500  Microsoft Corp. (b).....................     165,625
  5,000  Oracle Corp. (b)........................      69,050
                                                   ----------
                                                      706,155
                                                   ----------
         CONSUMER GOODS -- 2.3%
  2,000  Gillette Co.............................      66,800
  1,000  Procter & Gamble Co.....................      79,130
                                                   ----------
                                                      145,930
                                                   ----------
         DIVERSIFIED MANUFACTURING -- 7.2%
  4,500  General Electric Co.....................     180,360
  1,000  Honeywell International, Inc............      33,820
  1,100  Illinois Tool Works, Inc................      74,492
  3,000  Tyco International, Ltd.................     176,700
                                                   ----------
                                                      465,372
                                                   ----------
         ELECTRONIC COMPONENTS -- 0.2%
    500  Agilent Technologies (b)................      14,255
                                                   ----------
         ENTERTAINMENT -- 1.3%
  4,000  Walt Disney (The) Co....................      82,880
                                                   ----------
         FINANCIAL SERVICES -- 0.9%
  1,000  American Express Co.....................      35,690
    500  Citigroup, Inc..........................      25,240
                                                   ----------
                                                       60,930
                                                   ----------
         FOOD DISTRIBUTORS & WHOLESALERS -- 2.2%
  5,500  SYSCO Corp..............................     144,210
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
         FOOD PRODUCTS, PROCESSING, &
         PACKAGING -- 1.0%
  3,000  Sara Lee Corp...........................  $   66,690
                                                   ----------
         HEALTH CARE -- 7.5%
  2,000  American Home Products Corp.............     122,720
  1,200  Cardinal Health, Inc....................      77,592
  3,600  Johnson & Johnson.......................     212,760
  1,000  UnitedHealth Group, Inc.................      70,770
                                                   ----------
                                                      483,842
                                                   ----------
         HEALTH CARE-DRUGS -- 1.8%
  2,000  Amgen, Inc. (b).........................     112,880
                                                   ----------
         HOUSEHOLD PRODUCTS/WARES -- 0.6%
  1,000  Clorox Corp.............................      39,550
                                                   ----------
         INSURANCE -- 1.2%
  1,500  AFLAC, Inc..............................      36,840
    500  American International Group, Inc.......      39,700
                                                   ----------
                                                       76,540
                                                   ----------
         MACHINERY & EQUIPMENT -- 2.3%
  4,000  Dover Corp..............................     148,280
                                                   ----------
         MEDIA -- 0.9%
  1,000  McGraw Hill Cos., Inc...................      60,980
                                                   ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 3.0%
  2,000  IMS Health, Inc.........................      39,020
  3,000  Medtronic, Inc..........................     153,630
                                                   ----------
                                                      192,650
                                                   ----------
         MEDICAL PRODUCTS -- 0.0%
    100  Zimmer Holdings, Inc. (b)...............       3,054
                                                   ----------
         OFFICE EQUIPMENT & SERVICES -- 1.7%
  3,000  Pitney Bowes, Inc.......................     112,830
                                                   ----------
         PHARMACEUTICALS -- 10.0%
  2,300  Abbott Laboratories.....................     128,225
  1,200  Bristol-Myers Squibb Co.................      61,200
  3,000  Merck & Co., Inc........................     176,400
  3,000  Pfizer, Inc.............................     119,550
  4,500  Schering-Plough Corp....................     161,145
                                                   ----------
                                                      646,520
                                                   ----------
         RAW MATERIALS -- 0.9%
  1,000  Avery Dennison Corp.....................      56,530
                                                   ----------
         RESTAURANTS -- 2.5%
  6,000  McDonald's Corp.........................     158,820
                                                   ----------
         RETAIL -- 10.6%
  1,000  Albertson's, Inc........................      31,490
  3,000  Dollar General Corp.....................      44,700
  4,000  Gap (The), Inc..........................      55,760
  3,000  Home Depot, Inc.........................     153,030
  3,000  TJX Cos., Inc...........................     119,580
  3,000  Wal-Mart Stores, Inc....................     172,650
  3,000  Walgreen Co.............................     100,980
                                                   ----------
                                                      678,190
                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
         SEMICONDUCTORS -- 4.6%
  4,000  Applied Materials, Inc. (b).............  $  160,400
  3,000  Intel Corp..............................      94,350
  1,000  Linear Technology Corp..................      39,040
                                                   ----------
                                                      293,790
                                                   ----------
         TELECOMMUNICATIONS-EQUIPMENT -- 1.7%
  3,500  Lucent Technologies, Inc................      22,015
  2,500  Motorola, Inc...........................      37,550
  3,500  Tellabs, Inc. (b).......................      52,360
                                                   ----------
                                                      111,925
                                                   ----------
         TOBACCO -- 0.7%
  1,000  Philip Morris Cos., Inc.................      45,850
                                                   ----------
         UTILITIES-TELECOMMUNICATIONS -- 2.0%
    600  AT&T Corp...............................      10,884
  1,500  BellSouth Corp..........................      57,225
  1,500  SBC Communications, Inc.................      58,755
                                                   ----------
                                                      126,864
                                                   ----------
         Total Common Stocks.....................   6,161,657
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 4.2%
264,317  AIM Liquid Assets Money Market Fund.....  $  264,317
  6,677  AIM Prime Money Market Fund.............       6,677
                                                   ----------
         Total Investment Companies..............     270,994
                                                   ----------
         TOTAL (Cost $6,839,825) -- 99.7% (a)....  $6,432,651
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $6,450,415.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized depreciation of securities as follows:

Unrealized appreciation...............  $ 444,209
Unrealized depreciation...............   (851,383)
                                        ---------
Net unrealized depreciation...........  $(407,174)
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
  Investments, at value (cost $6,839,825).........   $6,432,651
  Cash............................................       28,258
  Dividends receivable............................        5,178
  Prepaid expenses and other assets...............           54
                                                     ----------
    Total Assets..................................    6,466,141
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................           11
    Shareholder servicing fees....................        1,357
    Custody fees..................................           33
    Other.........................................       14,325
                                                     ----------
      Total Liabilities...........................       15,726
                                                     ----------
NET ASSETS:
    Capital.......................................    6,857,589
    Unrealized depreciation from investments......     (407,174)
                                                     ----------
      Net Assets..................................   $6,450,415
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      706,925
                                                     ==========
    Net Asset Value...............................   $     9.12
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Interest income.................................   $   2,843
  Dividend income.................................      56,983
                                                     ---------
    Total income..................................      59,826
                                                     ---------
EXPENSES:
    Investment advisory fees......................      37,213
    Administration fees...........................      10,632
    Shareholder servicing fees....................      13,290
    Accounting fees...............................       5,807
    Audit fees....................................      10,789
    Custodian fees................................         319
    Legal fees....................................      16,663
    Transfer agent fees...........................      10,000
    Other fees....................................       4,511
                                                     ---------
      Total expenses before fee
      reductions/reimbursements...................     109,224
    Expenses reduced/reimbursed by Investment
     Advisor......................................     (27,476)
    Expenses reduced by Administrator.............     (10,632)
    Expenses reduced by Transfer Agent............      (9,203)
                                                     ---------
    Net expenses..................................      61,913
                                                     ---------
Net Investment Loss...............................      (2,087)
                                                     ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized gains from investment
   transactions...................................       2,716
  Change in unrealized appreciation/depreciation
   from investments...............................    (407,174)
                                                     ---------
    Net realized/unrealized losses from
     investments..................................    (404,458)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $(406,545)
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               2001          2000 (A)
                                          ---------------  -------------
OPERATIONS:
  Net investment loss...................    $   (2,087)     $     (512)
  Net realized gains from investment
   transactions.........................         2,716         --
  Change in unrealized
   appreciation/depreciation from
   investments..........................      (407,174)        --
                                            ----------      ----------
  Change in net assets resulting from
   operations...........................      (406,545)           (512)
                                            ----------      ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............          (629)        --
  From tax return of capital............          (822)        --
                                            ----------      ----------
  Change in net assets from dividends to
   shareholders.........................        (1,451)        --
                                            ----------      ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     1,903,796       5,000,010
  Dividends reinvested..................         1,451         --
  Cost of shares redeemed...............       (46,334)        --
                                            ----------      ----------
  Change in net assets from capital
   share transactions...................     1,858,913       5,000,010
                                            ----------      ----------
  Change in net assets..................     1,450,917       4,999,498
NET ASSETS:
  Beginning of period...................     4,999,498         --
                                            ----------      ----------
  End of period.........................    $6,450,415      $4,999,498
                                            ==========      ==========
SHARE TRANSACTIONS:
  Issued................................       212,081         500,001
  Reinvested............................           142         --
  Redeemed..............................        (5,299)        --
                                            ----------      ----------
  Change in shares......................       206,924         500,001
                                            ==========      ==========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                           YEAR ENDED   PERIOD ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2001        2000 (A)
                                          ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $10.00        $10.00
                                             ------        ------
OPERATIONS:
Net realized/unrealized losses from
 investments............................      (0.88)       --
                                             ------        ------
Total from operations...................      (0.88)       --
                                             ------        ------
NET ASSET VALUE, END OF PERIOD..........     $ 9.12        $10.00
                                             ======        ======
Total Return............................      (8.77%)        0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......     $6,450        $4,999
Ratio of expenses to average net
 assets.................................       1.16%         1.25%(c)
Ratio of net investment loss to average
 net assets.............................      (0.04%)       (1.25%)(c)
Ratio of expenses to average net
 assets*................................       2.05%        14.96%(c)
Portfolio turnover......................       4.81%         0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) to December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange-listed securities are valued at the closing price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Trust's Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Enhanced Fund may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and underlying hedged assets.

    FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

    Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

    RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

    Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

    FORWARD CURRENCY CONTRACTS--The International Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked- to -market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at December 31, 2001.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds and annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital. Total distributions paid from the Funds for financial reporting purposes do not differ materially from distributions for tax purposes for the periods ended December 31, 2001.

    FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2001 were as follows:

                                                  PURCHASES     SALES
                                                 -----------  ----------
       AmSouth International Fund..............  $14,936,374  $5,030,447
       AmSouth Enhanced Market Fund............  $10,532,887  $4,600,058
       AmSouth Mid Cap Fund....................  $ 8,851,823  $3,523,088
       AmSouth Large Cap Fund..................  $ 6,809,576  $  243,892

 4.  RELATED PARTY TRANSACTIONS:

    AmSouth Bank ("AmSouth") has reorganized its investment advisory division to form AIMCO, (the "Advisor"), a separate, wholly owned subsidiary of AmSouth Bank. On May 12, 2001, AIMCO succeeded AmSouth Bank as the investment advisor to the AmSouth Funds. The management and investment advisory personnel of AmSouth Bank that provided investment management services to AmSouth Funds continue to do so as the personnel of AIMCO. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

       FUNDS                                               ADVISORY FEES
       -----                                               -------------
       Enhanced Market Fund..............................         0.45%
       International Equity Fund.........................         1.00%
       Large Cap Fund....................................         0.70%
       Mid Cap Fund......................................         0.90%

    The advisor has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

       FUNDS                                               EXPENSE RATIOS
       -----                                               --------------
       Enhanced Market Fund..............................         1.25%
       International Equity Fund.........................         1.50%
       Large Cap Fund....................................         1.25%
       Mid Cap Fund......................................         1.25%

    Sub-advisory services are provided to the International Fund by Lazard Asset Management, to the Enhanced Fund by Oakbrook Investments, LLC, to the Mid Cap Fund by Bennett Lawrence Management, LLC and to the Large Cap Fund by Five Points Capital Advisors. Fees for sub-advisory services are payable by AIMCO.

    AmSouth Bank serves as custodian for the Enhanced Fund, Mid Cap Fund and Large Cap Fund. Deutsche Bank serves as custodian for the International Fund. Pursuant to their respective Custodian Agreement with the Trust, AmSouth Bank and Deutsche Bank receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

 5.  FEDERAL INCOME TAX INFORMATION:
    At December 31, 2001, the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any on securities transactions to the extent provided for in the Code:

                                                   AMOUNT    EXPIRES
                                                 ----------  -------
       Enhanced Market Fund....................  $  404,430    2009
       International Equity Fund...............   1,201,126    2009
       Mid Cap Fund............................   1,514,345    2009

 6.  OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED):
    The AmSouth Variable Insurance Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2001:

                                                           PERCENTAGE
                                                           ----------
       Enhanced Market Fund..............................       100%
       Large Cap Fund....................................       100%

 7.  CHANGE OF AUDITORS (UNAUDITED)
    On February 20, 2001, the Board of Trustees of the Funds approved the decision to change independent accountants and engage Ernst & Young, LLP as its new independent accountants as of that date.

________________________________________________________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Board of Trustees and Shareholders
    AmSouth Variable Insurance Funds

    We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of Enhanced Market Fund, Large Cap Fund, Mid Cap Fund and International Equity Fund) (the Funds) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and the financial highlights presented herein for the period ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds' as of December 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                         /s/ ERNST & YOUNG LLP

    Columbus, Ohio
    February 15, 2002

TRUSTEES+ -- (UNAUDITED)

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                              POSITION(S)  TERM OF OFFICE                             FUND COMPLEX
                               HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND AGE           FUND        TIME SERVED      DURING PAST 5 YEARS        TRUSTEE         HELD BY TRUSTEE*
----------------------        -----------  ---------------  ------------------------  -------------  -------------------------
NON-INTERESTED TRUSTEES

James H. Woodward             Trustee      Indefinite       Chancellor, University         60        J.A. Jones, Inc.
University of North Carolina               4/97 to present  of North Carolina at
  at Charlotte                                              Charlotte--7/89 to                       AmSouth Mutual Funds
9201 University City Blvd.                                  present
Charlotte, NC 28223
Birthdate: 11/24/1939

Michael Van Buskirk           Trustee      Indefinite       Chief Executive Officer,       22        Coventry Corporation
3435 Stelzer Road                          4/97 to present  Ohio Bankers Assoc.
Columbus, Oh 43219                                          (industry trade
Birthdate: 02/22/1947                                       association)--5/91 to
                                                            present
INTERESTED TRUSTEE

Walter B. Grimm(1)            Trustee      Indefinite       Employee of BISYS Fund         22        1st Source Monogram Funds
3435 Stelzer Road                          4/97 to present  Services--6/92 to
Columbus, Oh 43219                                          present                                  American Performance
Birthdate: 06/30/1945
                                                                                                     Brenton Mutual Funds
                                                                                                     Counter Bond Fund
                                                                                                     Kensington Funds
                                                                                                     Performance Funds Trust
                                                                                                     The Shelby Funds
                                                                                                     United American Cash
                                                                                                     Reserves
                                                                                                     UST of Boston

--------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.
  + The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-762-6212.